Goodwill and Intangible Assets - Schedule Of Future Amortization (Details) $ in Millions	Dec. 31, 2018 USD ($)
Depreciation and amortization [member]
Finite-Lived Intangible Assets [Line Items]
2019	$ 279
2020	236
2021	97
2022	66
2023	48
Thereafter	137
Amortizing intangible assets, net	863
Franchise and licensing fee and base and other management fee revenues [member]
Finite-Lived Intangible Assets [Line Items]
2019	27
2020	25
2021	24
2022	22
2023	22
Thereafter	304
Amortizing intangible assets, net	$ 424